7. FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Notes to Financial Statements
Schedule of Property and equipment
	Estimated	June 30, 2019
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$412,240	$42,681	$454,921
Leasehold improvements	2-3 years	3,612	-	3,612
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(363,508)	(137,701)	(501,209)
		$146,225	$-	$146,225

	Estimated	September 30, 2018
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$332,305	$42,681	$374,986
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(532,966)	(137,700)	(670,666)
		$169,332	$1	$169,333